BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund (the “Fund”)

Supplement dated March 31, 2022

to the Prospectus dated October 28, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Effective immediately, E.G. Woods, Matthew Spitznagle and Jason Wulff are added as portfolio managers of the portion of the assets of the Fund managed by Eagle Asset Management, Inc. (“Eagle’s Allocated Portion of the Fund”). Betsy Pecor and Matt McGeary continue to serve as portfolio managers of Eagle’s Allocated Portion of the Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.	The table entitled “Eagle” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Fund is replaced with the following:

Portfolio Managers	Position with Eagle	Length of Service to the Fund
Betsy Pecor, CFA	Portfolio Manager	Since Inception
Matt McGeary, CFA	Portfolio Manager	Since Inception
E.G. Woods, CFA	Portfolio Manager	Since March 2022
Jason Wulff, CFA	Portfolio Manager	Since March 2022
Matthew Spitznagle, CFA	Portfolio Manager	Since March 2022

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Growth Fund – Eagle – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Betsy Pecor, CFA, and Matt McGeary, CFA, have been portfolio managers of the Small/Mid Cap Growth Fund since its inception. E.G. Woods, CFA, Jason Wulff, CFA and Matthew Spitznagle, CFA, have been portfolio managers of the Small/Mid Cap Growth Fund since March 2022.

Ms. Pecor has been a Portfolio Manager with Eagle since 2012. She was a Portfolio Manager at Sentinel Investments from 2005 to 2012.

Mr. McGeary has been a Portfolio Manager with Eagle since 2012. He was a Portfolio Manager at Sentinel Investments from 2011 to 2012.

Mr. Woods has been a Portfolio Manager with Eagle since 2020. He was a Portfolio Manager at Taylor, Cottril, Erickson & Associates from 2018-2019 and a Senior Equity Analyst at Sentinel Investments from 2013-2018.

Mr. Wulff has been a Portfolio Manager with Eagle since 2015. He was a Portfolio Manager at Sentinel Investments from 2007-2015.

Mr. Spitznagle has been a Portfolio Manager with Eagle since 2012. He was a Portfolio Manager with Sentinel Investments from 2005-2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE